Selling, General and Administrative Expenses (Schedule of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of selling, general and administrative expenses [Abstract]
Payroll and related expenses	$ 21,380	$ 14,830		$ 17,085
Depreciation and amortization	691	641		817
Professional fees	20,334	23,863		9,576
Other expenses	13,887	7,761		22,248
Selling, General and Administrative Expenses	$ 56,292	$ 47,095	[2]	$ 49,726	[2]

[1]	Restated (See note 2.E)
[2]	Restated (See note 2.E and 28)